ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY - CONDENSED BALANCE SHEETS - Parentheticals (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
Ordinary shares, shares authorized	1,500,000,000
Class A ordinary shares
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,268,785,000	1,268,785,000
Ordinary shares, shares issued	838,962,260	818,962,260
Ordinary shares, shares outstanding	819,084,610	803,607,050
Class B ordinary shares
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	231,215,000	231,215,000
Ordinary shares, shares issued	231,215,000	231,215,000
Ordinary shares, shares outstanding	231,215,000	231,215,000
Parent company | Reportable legal entity | Class A ordinary shares
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,268,785,000	1,268,785,000
Ordinary shares, shares issued	838,962,260	818,962,260
Ordinary shares, shares outstanding	819,084,610	803,607,050
Parent company | Reportable legal entity | Class B ordinary shares
CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	231,215,000	231,215,000
Ordinary shares, shares issued	231,215,000	231,215,000
Ordinary shares, shares outstanding	231,215,000	231,215,000